SCHEDULE OF OTHER OPERATING INCOME, NET (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Other Income and Expenses [Abstract]
Gains from derecognition and waiver of operating payables	[1]		¥ 24,139	¥ 138
Government grant	[2]		6,659	2,826
Others			529	754
Total		$ 4,373	¥ 31,327	¥ 3,718

[1]	The payables derecognized primarily consist of the waiver of the payable to Webank and certain long-aged payables related to the Company’s certain businesses carried out in PRC and were ceased in early 2020, resulting in gains of RMB0.1 million and RMB24.1 million recorded in the six months ended June 30, 2024 and 2025, respectively. As of June 30, 2025, the remaining payables related to the Company’s divested business was amounted to RMB 84.3 million. The derecognition of the remaining payables is subject to certain conditions to be met including those under the relevant PRC laws and regulations.
[2]	During the six months ended June 30, 2025, the Company received several cash-based government subsidies which are primarily intended to support the business operations in the Hefei and Xi’an superstore. All conditions associated with these subsidies have been satisfied, and the cash received does not need to be refunded under any circumstances. The Company recorded these subsidies under “Other operating income, net” in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss.